UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 03/31/2011

Item 1. Schedule of Investments.

	Nicholas Money Market Fund, Inc.
	Schedule of Investments (unaudited)
	As of 03/31/2011

Principal		Maturity	Yield to	Amortized
Amount		Date	Maturity	Cost
----------		---------	-------	-----------
COMMERCIAL PAPER --- 89.69%
$2,500,000	HSBC Finance Corporation	04/01/2011	0.23%	2,500,000
100,000	American Honda Finance Corporation	04/04/2011	0.18%	99,999
1,000,000	Bank of America Corporation	04/04/2011	0.17%	999,986
1,000,000	Coca-Cola Company (The)	04/04/2011	0.24%	999,980
475,000	Nordea North America Inc.	04/04/2011	0.28%	474,989
500,000	Sherwin-Williams Company (The)	04/04/2011	0.22%	499,991
1,500,000	Sherwin-Williams Company (The)	04/04/2011	0.22%	1,499,973
725,000	Archer-Daniels-Midland Company	04/05/2011	0.26%	724,979
1,300,000	Bank of Nova Scotia New York Agency (The)	04/05/2011	0.27%	1,299,961
250,000	Bank of Nova Scotia New York Agency (The)	04/05/2011	0.20%	249,994
400,000	BNP Paribas Finance Inc.	04/06/2011	0.27%	399,985
1,150,000	Prudential Funding, LLC	04/06/2011	0.16%	1,149,974
250,000	ConocoPhillips Qatar Funding Ltd.	04/07/2011	0.23%	249,991
1,000,000	ConocoPhillips Qatar Funding Ltd.	04/07/2011	0.24%	999,960
1,000,000	ConocoPhillips Qatar Funding Ltd.	04/07/2011	0.24%	999,960
300,000	John Deere Bank S.A.	04/07/2011	0.25%	299,987
875,000	John Deere Credit Limited	04/07/2011	0.25%	874,964
1,500,000	Nordea North America Inc.	04/07/2011	0.27%	1,499,932
250,000	Nordea North America Inc.	04/07/2011	0.25%	249,990
1,500,000	Westpac Securities NZ Limited	04/07/2011	0.28%	1,499,930
1,375,000	General Re Corporation	04/08/2011	0.20%	1,374,947
150,000	General Re Corporation	04/08/2011	0.25%	149,993
1,800,000	Prudential Funding, LLC	04/08/2011	0.20%	1,799,930
300,000	AT&T Inc.	04/12/2011	0.23%	299,979
525,000	Nordea North America Inc.	04/13/2011	0.23%	524,960
400,000	American Honda Finance Corporation	04/14/2011	0.24%	399,966
100,000	Bank of Nova Scotia New York Agency (The)	04/14/2011	0.25%	99,991
266,000	Bank of Nova Scotia New York Agency (The)	04/14/2011	0.25%	265,976
1,450,000	BNP Paribas Finance Inc.	04/14/2011	0.21%	1,449,890
1,000,000	American Honda Finance Corporation	04/18/2011	0.25%	999,882
1,650,000	Reckitt Benckiser Treasury Services plc	04/18/2011	0.27%	1,649,789
1,600,000	AT&T Inc.	04/19/2011	0.26%	1,599,792
1,000,000	John Deere Credit Limited	04/20/2011	0.18%	999,905
1,025,000	Westpac Securities NZ Limited	04/20/2011	0.25%	1,024,865
1,475,000	AT&T Inc.	04/25/2011	0.24%	1,474,764
450,000	Prudential Funding, LLC	04/25/2011	0.21%	449,937
550,000	Sherwin-Williams Company (The)	04/25/2011	0.23%	549,916
250,000	Sherwin-Williams Company (The)	04/25/2011	0.23%	249,962
1,133,000	Franklin Resources, Inc.	04/26/2011	0.18%	1,132,858
1,225,000	John Deere Bank S.A.	04/26/2011	0.18%	1,224,847
1,250,000	Prudential plc	04/26/2011	0.32%	1,249,722
1,525,000	Franklin Resources, Inc.	04/27/2011	0.18%	1,524,802
475,000	Franklin Resources, Inc.	04/27/2011	0.18%	474,938
1,000,000	HSBC Finance Corporation	05/02/2011	0.18%	999,845
1,250,000	Prudential plc	05/04/2011	0.32%	1,249,633
900,000	Novartis Finance Corporation	05/09/2011	0.26%	899,748
1,500,000	UBS Finance (Delaware) LLC	05/09/2011	0.25%	1,499,604
1,000,000	Westpac Banking Corporation	05/10/2011	0.25%	999,729
1,250,000	ConocoPhillips Qatar Funding Ltd.	05/16/2011	0.22%	1,249,656
750,000	Sherwin-Williams Company (The)	05/18/2011	0.27%	749,736
2,300,000	Pepsico, Inc.	05/23/2011	0.16%	2,299,468
1,075,000	Prudential plc	05/23/2011	0.32%	1,074,503
100,000	Bank of Nova Scotia New York Agency (The)	05/24/2011	0.25%	99,963
325,000	Nestle Finance International Ltd.	05/27/2011	0.22%	324,889
1,750,000	Reckitt Benckiser Treasury Services plc	05/31/2011	0.23%	1,749,329
1,400,000	Bank of Nova Scotia New York Agency (The)	06/15/2011	0.25%	1,399,271
250,000	American Honda Finance Corporation	06/17/2011	0.24%	249,872
1,000,000	Shell International Finance B.V.	07/01/2011	0.21%	999,469
2,000,000	Shell International Finance B.V.	07/01/2011	0.20%	1,998,989
400,000	Coca-Cola Company (The)	07/06/2011	0.19%	399,797
2,500,000	Novartis Securities Investment Ltd.	07/14/2011	0.24%	2,498,267
700,000	Nordea North America Inc.	07/15/2011	0.27%	699,449
500,000	Coca-Cola Company (The)	07/26/2011	0.25%	499,597
500,000	Coca-Cola Company (The)	08/03/2011	0.25%	499,569
500,000	Australia and New Zealand Banking Group Ltd.	08/10/2011	0.28%	499,491
875,000	Nestle Capital Corporation	10/14/2011	0.25%	873,811
250,000	Nestle Capital Corporation	10/14/2011	0.25%	249,660
1,250,000	Nestle Capital Corporation	10/14/2011	0.26%	1,248,231
500,000	Nestle Capital Corporation	10/14/2011	0.26%	499,292
				-----------
	TOTAL COMMERCIAL PAPER			64,357,004
				-----------

U.S. GOVERNMENT AND AGENCY SECURITIES --- 10.20%
500,000	U.S. Treasury Note	08/31/2011	0.17%	501,578
1,000,000	U.S. Treasury Note	09/30/2011	0.19%	1,021,015
1,500,000	U.S. Treasury Note	10/31/2011	0.20%	1,506,455
4,250,000	U.S. Treasury Note	11/15/2011	0.21%	4,289,311
				-----------
	TOTAL U.S. GOVERNMENT AND AGENCY SEcURITIES			7,318,359
				-----------

VARIABLE RATE SECURITY --- 0.08%
53,368	American Family Financial Services, Inc.(1)	04/01/2011	0.10%	53,368
				-----------
	TOTAL SECURITY HOLDINGS - 99.97%			71,728,731

-----------
OTHER ASSETS, NET OF LIABILITIES - 0.03%	24,924
-----------
TOTAL NET ASSETS	$71,753,655
-----------
-----------
(1) Subject to a demand feature as defined by the Securities and Exchange Commission

% OF NET ASSETS

As of March 31, 2011, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting
Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - None	$ --
Level 2 -
Commercial Paper	64,357,004
U.S. Government and Agency Securities	7,318,359
Variable Rate Security	53,368
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$71,728,731
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/05/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/05/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/05/2011